Bank overdrafts and short-term borrowings - Schedule of Bank Overdrafts and Short-term Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 36,147	€ 30,812
Bank overdrafts [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	1,223	2,111
Borrowings related to a recourse factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	26,341	22,246
Borrowings secured with trade receivables not part of factoring agreement [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	8,327	5,629
Borrowings unsecured [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Bank overdrafts and short-term borrowings	€ 256	€ 826